Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

The following table sets forth compensation information of our Principal Executive Officer (PEO) and our non-PEO NEOs along with total shareholder return, net income, and Adjusted Operating Earnings Per Share excluding Unlocking (diluted) performance results for our fiscal years ending in 2020, 2021 and 2022, in accordance with Item 402(v) of Regulation S-K. The amounts reported in this table are not additional amounts received by our PEO and non-PEO NEOs to the amounts reported in the Summary Compensation Table. The calculations and analysis below do not necessarily reflect the Company’s approach to aligning executive compensation with performance. For information concerning the Company’s compensation philosophy and how the Company aligns executive compensation with financial performance, refer to the Compensation Discussion and Analysis section of this Proxy Statement, beginning on page 56.

	Summary		Average	Average	Value of Initial Fixed $100 Investment Based on:(7)			Adjusted
Year(1) (a)	Compensation Table Total for PEO ($) (b)	Compensation Actually Paid to PEO(2)(3) ($) (c)	Summary Compensation Table Total for Non-PEO NEOs (d)	Compensation Actually Paid to Non-PEO NEOs(2)(3) (e)	Total Shareholder Return (f)	Peer Group Total Shareholder Return(8) (g)	GAAP Net Income ($m) (h)	Operating EPS excluding Unlocking (diluted)(9) (i)
2022	22,847,623	34,989,082(4)	6,142,835	8,829,365(4)	$199	$118	$2,559	$25.14
2021	21,229,464	63,512,752(5)	7,395,895	20,347,877(5)	$189	$132	$2,760	$22.75
2020	20,794,703	43,974,265(6)	6,831,573	13,278,643(6)	$120	$98	$1,534	$16.86

(1)	Year	PEO	Non-PEOs
	2022	Mr. Cracchiolo	Messrs. Berman, Davies, Sweeney and Truscott
	2021	Mr. Cracchiolo	Messrs. Berman, Moore, Sweeney and Truscott
	2020	Mr. Cracchiolo	Messrs. Berman, Moore, Sweeney and Truscott

(2)	Fair value or change in fair value, as applicable, of equity awards in the Compensation Actually Paid columns was determined by reference to (1) for RSU awards, closing price on applicable year-end date(s) or, in the case of vesting dates, the actual vesting price plus the dollar value of any dividends paid on the RSU in the covered fiscal year prior to the vesting date that is not reflected in the fair value of the award, (2) for stock options, a Black Scholes value as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value; the inputs of the model include (a) dividend yield which represents the Company’s expected dividend yield based on its historical dividend payouts and management’s expectations, (b) expected volatility which is based on the Company’s historical and implied volatilities, (c) risk-free interest rate based on the U.S. Treasury yield curve for a period commensurate with the expected life, and (d) expected life of the option based on the Company’s past experience and other considerations, and (3) for PSU awards, target awards multiplied by the leverage ratio at applicable year-end date(s) or actual vesting date, at closing price on applicable year-end date(s) or, in the case of vesting dates, the actual vesting price.

(3)	For the portion of Compensation Actually Paid that is based on year-end stock prices, the following prices were used: 2022 -$311.37, 2021 -$301.66, 2020 -$194.33.

(4)	2022 Compensation Actually Paid (CAP) to PEO (Mr. Cracchiolo) and the average CAP to non-PEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:
	PEO ($)	Average Non-PEO ($)
Total Reported in 2022 Summary Compensation Table (SCT)	22,847,623	6,142,835
Less, change in pension value and nonqualified deferred compensation earnings	—	(85,627)
Plus, actuarially determined service cost	591,649	74,212
Less, value of Stock Awards reported in SCT	(13,000,000)	(2,815,848)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	13,936,332	3,023,262
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	9,105,779	2,169,689
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	247,330	63,468
Plus, Dividends Paid on Stock	1,260,370	257,373
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	—	—
Total Adjustments	12,141,459	2,686,530
Compensation Actually Paid for Fiscal Year 2022	34,989,082	8,829,365

(5)	2021 CAP to PEO (Mr. Cracchiolo) and the average CAP to non-PEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:
	PEO ($)	Average Non-PEO ($)
Total Reported in 2021 Summary Compensation Table (SCT)	21,229,464	7,395,895
Less, change in pension value and nonqualified deferred compensation earnings	(654,992)	(262,911)
Plus, actuarially determined service cost	709,439	116,338
Less, value of Stock Awards reported in SCT	(12,100,000)	(3,618,500)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	20,873,923	7,064,054
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	30,261,539	8,850,451
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	2,108,550	531,219
Plus, Dividends Paid on Stock	1,084,829	271,332
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	—	—
Total Adjustments	42,283,287	12,951,983
Compensation Actually Paid for Fiscal Year 2021	63,512,752	20,347,877
(6)	2020 CAP to PEO (Mr. Cracchiolo) and the average CAP to non-PEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:
	PEO ($)	Average Non-PEO ($)
Total Reported in 2020 Summary Compensation Table (SCT)	20,794,703	6,831,573
Less, change in pension value and nonqualified deferred compensation earnings	(1,931,552)	(549,723)
Plus, Actuarially Determined Service Cost	643,927	106,381
Less, value of Stock Awards reported in SCT	(11,700,000)	(3,653,000)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	15,219,847	5,174,651
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	18,793,261	4,855,545
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	1,141,805	271,656
Plus, Dividends Paid on Stock	1,012,275	241,560
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	—	—
Total Adjustments	23,179,562	6,447,070
Compensation Actually Paid for Fiscal Year 2020	43,974,265	13,278,643
(7)	2020 represents the total shareholder return for the period 12/31/19 to 12/31/20. 2021 represents total shareholder return for the period 12/31/19 to 12/31/21. 2022 represents total shareholder return for the period 12/31/19 to 12/31/22, in each case, reflecting what the cumulative value of $100 would be if such amount were invested on 12/31/19.

(8)	S&P 500 Financials Index, which is the same index used in our 10-K as required under Item 201(e)(1)(ii) of Regulation S-K.

(9)	The Company-Selected Measure (CSM), a non-GAAP measure, is defined as Adjusted Operating Earnings Per Share excluding Unlocking (diluted). See GAAP reconciliation table in appendix.

Company Selected Measure Name	Adjusted Operating Earnings Per Share excluding Unlocking (diluted)
Named Executive Officers, Footnote [Text Block]

(1)	Year	PEO	Non-PEOs
	2022	Mr. Cracchiolo	Messrs. Berman, Davies, Sweeney and Truscott
	2021	Mr. Cracchiolo	Messrs. Berman, Moore, Sweeney and Truscott
	2020	Mr. Cracchiolo	Messrs. Berman, Moore, Sweeney and Truscott

Peer Group Issuers, Footnote [Text Block]
(8)	S&P 500 Financials Index, which is the same index used in our 10-K as required under Item 201(e)(1)(ii) of Regulation S-K.

PEO Total Compensation Amount	$ 22,847,623	$ 21,229,464	$ 20,794,703
PEO Actually Paid Compensation Amount	$ 34,989,082	63,512,752	43,974,265
Adjustment To PEO Compensation, Footnote [Text Block]

(4)	2022 Compensation Actually Paid (CAP) to PEO (Mr. Cracchiolo) and the average CAP to non-PEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:
	PEO ($)	Average Non-PEO ($)
Total Reported in 2022 Summary Compensation Table (SCT)	22,847,623	6,142,835
Less, change in pension value and nonqualified deferred compensation earnings	—	(85,627)
Plus, actuarially determined service cost	591,649	74,212
Less, value of Stock Awards reported in SCT	(13,000,000)	(2,815,848)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	13,936,332	3,023,262
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	9,105,779	2,169,689
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	247,330	63,468
Plus, Dividends Paid on Stock	1,260,370	257,373
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	—	—
Total Adjustments	12,141,459	2,686,530
Compensation Actually Paid for Fiscal Year 2022	34,989,082	8,829,365

(5)	2021 CAP to PEO (Mr. Cracchiolo) and the average CAP to non-PEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:
	PEO ($)	Average Non-PEO ($)
Total Reported in 2021 Summary Compensation Table (SCT)	21,229,464	7,395,895
Less, change in pension value and nonqualified deferred compensation earnings	(654,992)	(262,911)
Plus, actuarially determined service cost	709,439	116,338
Less, value of Stock Awards reported in SCT	(12,100,000)	(3,618,500)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	20,873,923	7,064,054
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	30,261,539	8,850,451
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	2,108,550	531,219
Plus, Dividends Paid on Stock	1,084,829	271,332
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	—	—
Total Adjustments	42,283,287	12,951,983
Compensation Actually Paid for Fiscal Year 2021	63,512,752	20,347,877
(6)	2020 CAP to PEO (Mr. Cracchiolo) and the average CAP to non-PEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:
	PEO ($)	Average Non-PEO ($)
Total Reported in 2020 Summary Compensation Table (SCT)	20,794,703	6,831,573
Less, change in pension value and nonqualified deferred compensation earnings	(1,931,552)	(549,723)
Plus, Actuarially Determined Service Cost	643,927	106,381
Less, value of Stock Awards reported in SCT	(11,700,000)	(3,653,000)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	15,219,847	5,174,651
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	18,793,261	4,855,545
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	1,141,805	271,656
Plus, Dividends Paid on Stock	1,012,275	241,560
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	—	—
Total Adjustments	23,179,562	6,447,070
Compensation Actually Paid for Fiscal Year 2020	43,974,265	13,278,643

Non-PEO NEO Average Total Compensation Amount	$ 6,142,835	7,395,895	6,831,573
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,829,365	20,347,877	13,278,643
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(4)	2022 Compensation Actually Paid (CAP) to PEO (Mr. Cracchiolo) and the average CAP to non-PEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:
	PEO ($)	Average Non-PEO ($)
Total Reported in 2022 Summary Compensation Table (SCT)	22,847,623	6,142,835
Less, change in pension value and nonqualified deferred compensation earnings	—	(85,627)
Plus, actuarially determined service cost	591,649	74,212
Less, value of Stock Awards reported in SCT	(13,000,000)	(2,815,848)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	13,936,332	3,023,262
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	9,105,779	2,169,689
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	247,330	63,468
Plus, Dividends Paid on Stock	1,260,370	257,373
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	—	—
Total Adjustments	12,141,459	2,686,530
Compensation Actually Paid for Fiscal Year 2022	34,989,082	8,829,365

(5)	2021 CAP to PEO (Mr. Cracchiolo) and the average CAP to non-PEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:
	PEO ($)	Average Non-PEO ($)
Total Reported in 2021 Summary Compensation Table (SCT)	21,229,464	7,395,895
Less, change in pension value and nonqualified deferred compensation earnings	(654,992)	(262,911)
Plus, actuarially determined service cost	709,439	116,338
Less, value of Stock Awards reported in SCT	(12,100,000)	(3,618,500)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	20,873,923	7,064,054
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	30,261,539	8,850,451
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	2,108,550	531,219
Plus, Dividends Paid on Stock	1,084,829	271,332
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	—	—
Total Adjustments	42,283,287	12,951,983
Compensation Actually Paid for Fiscal Year 2021	63,512,752	20,347,877
(6)	2020 CAP to PEO (Mr. Cracchiolo) and the average CAP to non-PEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:
	PEO ($)	Average Non-PEO ($)
Total Reported in 2020 Summary Compensation Table (SCT)	20,794,703	6,831,573
Less, change in pension value and nonqualified deferred compensation earnings	(1,931,552)	(549,723)
Plus, Actuarially Determined Service Cost	643,927	106,381
Less, value of Stock Awards reported in SCT	(11,700,000)	(3,653,000)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	15,219,847	5,174,651
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	18,793,261	4,855,545
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	1,141,805	271,656
Plus, Dividends Paid on Stock	1,012,275	241,560
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	—	—
Total Adjustments	23,179,562	6,447,070
Compensation Actually Paid for Fiscal Year 2020	43,974,265	13,278,643

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Pay versus Performance Descriptive Disclosure

We believe the “Compensation Actually Paid” in each of the years reported above and over the three-year cumulative period are reflective of the Compensation and Benefit Committee’s emphasis on “pay-for-performance” as the “Compensation Actually Paid” fluctuated year-over-year, primarily due to the result of our stock performance and our varying levels of achievement against pre-established performance goals under our annual cash incentive program and our LTIA program, which includes PSUs based on firm achievement of specific return on equity and earnings per share targets with total shareholder return modifier.

•	CAP versus Total Shareholder Return
CEO CAP amounts were 111%, 199%, and 53% greater than Summary Compensation Table values in 2020, 2021, and 2022, while our total shareholder return for each individual year was 20%, 58%, and 5% (culminating in an indexed return of $199 had $100 been invested at the start of 2020). Similarly, our other NEO CAP amounts were 94%, 175%, and 44% above Summary Compensation Table values in 2020, 2021, and 2022. As a result, our CAP values and total shareholder return are directionally aligned over the timeframe that the table covers.

Compensation Actually Paid vs. Net Income [Text Block]

Pay versus Performance Descriptive Disclosure

We believe the “Compensation Actually Paid” in each of the years reported above and over the three-year cumulative period are reflective of the Compensation and Benefit Committee’s emphasis on “pay-for-performance” as the “Compensation Actually Paid” fluctuated year-over-year, primarily due to the result of our stock performance and our varying levels of achievement against pre-established performance goals under our annual cash incentive program and our LTIA program, which includes PSUs based on firm achievement of specific return on equity and earnings per share targets with total shareholder return modifier.

•	CAP versus Net Income
CEO CAP amounts were 111%, 199%, and 53% greater than Summary Compensation Table values in 2020, 2021, and 2022, while our change GAAP Net Income for each year was -19%, 80%, and -7% (resulting in a cumulative increase of 35% since fiscal year 2019). Similarly, our other NEO CAP amounts were 94%, 175%, and 44% above Summary Compensation Table values in 2020, 2021, and 2022. GAAP Net Income is less reflective of ongoing operations and includes a number of factors that are excluded in Ameriprise’s Adjusted Operating Net Income metric. Reconciliations of non-GAAP measures to the most directly comparable GAAP measure are on page A-1.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Pay versus Performance Descriptive Disclosure

We believe the “Compensation Actually Paid” in each of the years reported above and over the three-year cumulative period are reflective of the Compensation and Benefit Committee’s emphasis on “pay-for-performance” as the “Compensation Actually Paid” fluctuated year-over-year, primarily due to the result of our stock performance and our varying levels of achievement against pre-established performance goals under our annual cash incentive program and our LTIA program, which includes PSUs based on firm achievement of specific return on equity and earnings per share targets with total shareholder return modifier.

•	CAP versus Company-Select Measure (Adjusted Operating Earnings Per Share excluding Unlocking (diluted))
As discussed in the Compensation Discussion Analysis, Adjusted Operating Earnings Per Share is an assessment measure used in both annual performance assessments and longer-term PSU performance awards. The Company believes this is a solid measure of overall financial performance and shareholder value. Reconciliations of non-GAAP measures to the most directly comparable GAAP measure are on page A-1.

CEO CAP amounts were 111%, 199%, and 53% greater than Summary Compensation Table values in 2020, 2021, and 2022, while our change in Adjusted Operating Earnings Per Share for each year was 4%, 35%, and 11% (resulting in a cumulative increase of 55% since fiscal year 2019). Similarly, our other NEO CAP amounts were 94%, 175%, and 44% above Summary Compensation Table values in 2020, 2021, and 2022. As a result, our CAP values and increases in Adjusted Operating Earnings Per Share are directionally aligned over the timeframe that the table covers.

Total Shareholder Return Vs Peer Group [Text Block]

Pay versus Performance Descriptive Disclosure

We believe the “Compensation Actually Paid” in each of the years reported above and over the three-year cumulative period are reflective of the Compensation and Benefit Committee’s emphasis on “pay-for-performance” as the “Compensation Actually Paid” fluctuated year-over-year, primarily due to the result of our stock performance and our varying levels of achievement against pre-established performance goals under our annual cash incentive program and our LTIA program, which includes PSUs based on firm achievement of specific return on equity and earnings per share targets with total shareholder return modifier.

•	Total Shareholder Return: Company versus Peer Group
The Company outperformed its S&P 500 Financials Index peer group over the 3-year period reflected in the above table. The value of a fixed $100 investment in Ameriprise on December 31, 2019, would have been $199, $189, and $120 at the end of 2022, 2021, and 2020, respectively, while it would have been $118, $132, and $98 for an investment in the S&P 500 Financials Index in those respective periods. Please refer to footnote 7 for additional details.

Tabular List [Table Text Block]

Required Tabular Disclosure of Most Important Measures to Determine FY2022 CAP

The following performance measures reflect the Company’s most important performance measures in effect for 2022. See the Compensation Discussion and Analysis section of this proxy beginning on page 56 for further information.

Most important Performance Measures for 2022
Adjusted Operating Net Revenues*
Adjusted Operating Net Income*
Adjusted Operating Earnings per diluted share [represents the most important financial performance measure]*
Adjusted Operating Return on Equity excluding Accumulated Other Comprehensive Income*
Talent and Leadership Effectiveness

* Exclude Unlocking

Total Shareholder Return Amount	$ 199	189	120
Peer Group Total Shareholder Return Amount	118	132	98
Net Income (Loss)	$ 2,559,000,000	$ 2,760,000,000	$ 1,534,000,000
Company Selected Measure Amount | $ / shares	25.14	22.75	16.86
Stock Price | $ / shares	$ 311.37	$ 301.66	$ 194.33
PEO Name	Mr. Cracchiolo	Mr. Cracchiolo	Mr. Cracchiolo
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Net Revenues
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Net Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Earnings per diluted share
Non-GAAP Measure Description [Text Block]
(9)	The Company-Selected Measure (CSM), a non-GAAP measure, is defined as Adjusted Operating Earnings Per Share excluding Unlocking (diluted). See GAAP reconciliation table in appendix.

Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Return on Equity excluding Accumulated Other Comprehensive Income
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Talent and Leadership Effectiveness
PEO [Member] | Adjustment For Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (654,992)	$ (1,931,552)
PEO [Member] | Adjustment For Actuarially Determined Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	591,649	709,439	643,927
PEO [Member] | Adjustment For Value of Stock Awards Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(13,000,000)	(12,100,000)	(11,700,000)
PEO [Member] | Adjustment For Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	13,936,332	20,873,923	15,219,847
PEO [Member] | Adjustment For Change in Fair Value of Prior Year Awards that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,105,779	30,261,539	18,793,261
PEO [Member] | Adjustment For FMV of Awards Granted this Year and that Vested this Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Adjustment For Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested this Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	247,330	2,108,550	1,141,805
PEO [Member] | Adjustment For Dividends Paid on Stock [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,260,370	1,084,829	1,012,275
PEO [Member] | Adjustment For Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	12,141,459	42,283,287	23,179,562
Non-PEO NEO [Member] | Adjustment For Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(85,627)	(262,911)	(549,723)
Non-PEO NEO [Member] | Adjustment For Actuarially Determined Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	74,212	116,338	106,381
Non-PEO NEO [Member] | Adjustment For Value of Stock Awards Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,815,848)	(3,618,500)	(3,653,000)
Non-PEO NEO [Member] | Adjustment For Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,023,262	7,064,054	5,174,651
Non-PEO NEO [Member] | Adjustment For Change in Fair Value of Prior Year Awards that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,169,689	8,850,451	4,855,545
Non-PEO NEO [Member] | Adjustment For FMV of Awards Granted this Year and that Vested this Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Adjustment For Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested this Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	63,468	531,219	271,656
Non-PEO NEO [Member] | Adjustment For Dividends Paid on Stock [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	257,373	271,332	241,560
Non-PEO NEO [Member] | Adjustment For Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 2,686,530	$ 12,951,983	$ 6,447,070